United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/20

Date of Reporting Period: Six months ended 02/29/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2020
Share Class | Ticker	A | MMIFX

Federated Michigan Intermediate Municipal Trust
Fund Established 1991

A Portfolio of Federated Municipal Securities Income Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Michigan Intermediate Municipal Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2019 through February 29, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At February 29, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	30.0%
Water & Sewer	15.0%
Hospital	11.6%
Dedicated Tax	8.5%
Higher Education	7.3%
Public Power	6.8%
Refunded	5.1%
Lease	3.7%
Toll Road	3.3%
Airport	2.8%
Other[2]	5.8%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 94.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.3%
	Michigan—98.3%
$1,255,000	Ann Arbor, MI, LT GO Capital Improvement Bonds (Series 2019A), 4.000%, 5/1/2033	$1,525,214
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,206,880
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.000%, 5/1/2027	494,948
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), (Assured Guaranty Municipal Corp. INS), 4.500%, 12/1/2023	1,734,869
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.000%, 11/1/2030	1,620,695
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2025	2,304,680
500,000	Detroit, MI Downtown Development Authority, Tax Increment Revenue Refunding Bonds (Catalyst Development Series 2018A), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2035	568,210
375,000	Downriver Utility Wastewater Authority, Sewer System Revenue Bonds (Series 2018), (Assured Guaranty Municipal Corp. INS), 5.000%, 4/1/2031	471,911
1,000,000	Fennville, MI Public Schools, UT GO School Building and Site Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2035	1,267,880
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/1/2025	1,158,660
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	765,390
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	851,671
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2034	1,213,470
500,000	Grand Rapids, MI Sanitary Sewer System, Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.000%, 1/1/2022	537,455
2,000,000	Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 7/1/2029	2,671,380
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.000%, 7/1/2022	$1,563,075
500,000	Hudsonville, MI Public Schools, UT GO School Building and Site Bonds (2020 Series I), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2034	611,650
1,500,000	Kent Hospital Finance Authority, MI (Spectrum Health), Revenue Refunding Bonds (Series 2011A), 5.000%, 11/15/2022	1,602,210
1,000,000	Kentwood, MI Public Schools, UT GO School Building and Site Bonds (Series 2019 II), 5.000%, 5/1/2032	1,305,810
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), (United States Treasury PRF 7/1/2021@100), 5.000%, 7/1/2024	2,005,678
2,000,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2019A), 5.000%, 7/1/2035	2,610,160
525,000	Lansing, MI Community College, College Building and Site Refunding Bonds (Series 2017), 5.000%, 5/1/2030	679,061
1,445,000	Mason, MI Public School District, UT GO School Building and Site Bonds (Series 2018I), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2032	1,709,695
1,000,000	Michigan Finance Authority Local Government Loan Program (Clean Water Revolving Fund), Revenue Refunding Bonds (Series 2018B), 5.000%, 10/1/2032	1,320,290
1,000,000	Michigan Finance Authority Local Government Loan Program (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 5.000%, 2/15/2035	1,287,570
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Refunding Revenue Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2022	1,033,470
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.000%, 10/15/2022	554,135
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.000%, 4/15/2027	1,224,140
1,000,000	Michigan State Comprehensive Transportation Fund, Refunding Revenue Bonds (Series 2015), 5.000%, 11/15/2026	1,193,730
500,000	Michigan State Finance Authority Revenue (Charter County of Wayne Criminal Justice Center Project), Senior Lien State Aid Revenue Bonds (Series 2018), 5.000%, 11/1/2033	643,880
2,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	2,355,120
250,000	Michigan State Finance Authority Revenue (MidMichigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2026	290,838
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,500,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2022	$1,619,670
2,000,000	Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.000%, 11/15/2032	2,380,280
500,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2028	625,840
1,000,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.500%, 12/1/2026	1,235,270
250,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.000%, 12/1/2031	319,513
1,000,000	Michigan State Strategic Fund (Detroit Edison Co.), Ltd Obligation Refunding Revenue Bonds, (AMBAC Financial Group, Inc. INS), 7.000%, 5/1/2021	1,067,980
2,600,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.000%, 11/1/2020	2,608,138
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.000%, 11/15/2022	535,745
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.000%, 11/15/2023	535,480
1,250,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2019B), 5.000%, 2/15/2034	1,633,400
1,000,000	Michigan Strategic Fund (Consumers Energy), Variable Rate Limited Obligation Revenue Bonds (Series 2019) TOBs, 1.800%, Mandatory Tender 10/1/2024	1,029,630
2,000,000	Michigan Strategic Fund (I-75 Improvement Project), Limited Obligation Revenue Bonds (Series 2018), 5.000%, 6/30/2030	2,567,320
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2022	1,071,680
500,000	Michigan Strategic Fund (United Methodist Retirement Community, Inc.), Limited Obligation Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2034	603,280
1,855,000	Orchard View, MI Schools, UT GO Bonds, (United States Treasury PRF 5/1/2021@100), 4.000%, 5/1/2022	1,923,895
1,000,000	Roseville, MI Community Schools, UT GO 2018 School Building and Site Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	1,283,680
1,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.000%, 9/1/2023	1,140,680
1,670,000	Saginaw, MI Water Supply System, Revenue Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 4.750%, 7/1/2025	1,762,618
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Saline, MI Area Schools, UT GO Refunding Bonds (Series 2018), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	$1,299,100
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.000%, 5/1/2026	1,312,242
1,000,000		Southfield, MI, UT GO 2018 Street Improvement Bonds, 4.000%, 5/1/2029	1,190,320
250,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.000%, 4/1/2024	292,455
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.000%, 4/1/2027	1,285,000
2,000,000		University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.000%, 4/1/2033	2,393,160
500,000		Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2029	599,330
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.000%, 12/1/2021	2,140,860
500,000		West Bloomfield, MI School District, UT GO Public Improvement Bonds, (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2029	630,520
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $69,482,012)	75,470,911
	[1]	SHORT-TERM MUNICIPALS—1.6%
		Michigan—1.6%
600,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.370%, 3/2/2020	600,000
600,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.240%, 3/2/2020	600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,200,000)	1,200,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $70,682,012)[2]	76,670,911
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	85,223
		TOTAL NET ASSETS—100%	$76,756,134
Securities that are subject to the federal alternative minimum tax (AMT) represent 8.3% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.42	$10.92	$11.30	$11.54	$11.31	$11.39
Income From Investment Operations:
Net investment income	0.13	0.27	0.25	0.25	0.28	0.29
Net realized and unrealized gain (loss)	0.12	0.53	(0.38)	(0.20)	0.26	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.80	(0.13)	0.05	0.54	0.21
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.25)	(0.25)	(0.28)	(0.29)
Distributions from net realized gain	(0.01)	(0.03)	—	(0.04)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.14)	(0.30)	(0.25)	(0.29)	(0.31)	(0.29)
Net Asset Value, End of Period	$11.53	$11.42	$10.92	$11.30	$11.54	$11.31
Total Return[1]	2.21%	7.46%	(1.11)%	0.52%	4.82%	1.88%
Ratios to Average Net Assets:
Net expenses	0.77%[2,3]	0.77%[3]	0.77%[3]	0.77%	0.75%	0.75%
Net investment income	2.27%[2]	2.42%	2.29%	2.27%	2.40%	2.57%
Expense waiver/reimbursement[4]	0.30%[2]	0.29%	0.21%	0.18%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,756	$78,276	$88,810	$110,912	$130,516	$129,662
Portfolio turnover	1%	21%	19%	13%	12%	25%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.77% for the six months ended February 29, 2020 and for the years ended August 31, 2019 and 2018, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
February 29, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $70,682,012)		$76,670,911
Cash		21,226
Income receivable		841,626
Receivable for shares sold		766
TOTAL ASSETS		77,534,529
Liabilities:
Payable for investments purchased	$598,980
Payable for shares redeemed	62,046
Income distribution payable	10,110
Payable for portfolio accounting fees	83,021
Payable for other service fees (Notes 2 and 5)	20,211
Payable for administrative fee (Note 5)	1,736
Payable for investment adviser fee (Note 5)	429
Accrued expenses (Note 5)	1,862
TOTAL LIABILITIES		778,395
Net assets for 6,658,814 shares outstanding		$76,756,134
Net Assets Consists of:
Paid-in capital		$70,697,228
Total distributable earnings (loss)		6,058,906
TOTAL NET ASSETS		$76,756,134
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($76,756,134÷ 6,658,814 shares outstanding), no par value, unlimited shares authorized		$11.53
Offering price per share (100/97.00 of $11.53)		$11.89
Redemption proceeds per share		$11.53
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended February 29, 2020 (unaudited)
Investment Income:
Interest			$1,168,528
Expenses:
Investment adviser fee (Note 5)		$153,401
Administrative fee (Note 5)		30,930
Custodian fees		3,102
Transfer agent fees		19,961
Directors'/Trustees' fees (Note 5)		1,072
Auditing fees		14,363
Legal fees		4,606
Other service fees (Notes 2 and 5)		95,876
Portfolio accounting fees		53,921
Share registration costs		12,842
Printing and postage		8,985
Miscellaneous (Note 5)		11,917
TOTAL EXPENSES		410,976
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(113,800)
Reduction of custodian fees (Note 6)	(316)
TOTAL WAIVER AND REDUCTION		(114,116)
Net expenses			296,860
Net investment income			871,668
Realized and Unrealized Gain on Investments:
Net realized gain on investments			69,296
Net change in unrealized appreciation of investments			723,467
Net realized and unrealized gain on investments			792,763
Change in net assets resulting from operations			$1,664,431
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2020	Year Ended 8/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$871,668	$1,932,206
Net realized gain	69,296	74,467
Net change in unrealized appreciation/depreciation	723,467	3,612,359
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,664,431	5,619,032
Distributions to Shareholders:
Distribution to shareholders	(945,866)	(2,190,344)
Share Transactions:
Proceeds from sale of shares	3,869,147	5,999,097
Net asset value of shares issued to shareholders in payment of distributions declared	860,905	1,877,512
Cost of shares redeemed	(6,968,542)	(21,839,316)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,238,490)	(13,962,707)
Change in net assets	(1,519,925)	(10,534,019)
Net Assets:
Beginning of period	78,276,059	88,810,078
End of period	$76,756,134	$78,276,059
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 29, 2020 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Municipal Securities Income Trust and Federated Hermes Michigan Intermediate Municipal Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reduction of $114,116 is disclosed in Note 5 and Note 6.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2020, the Fund incurred $95,876 of other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/29/2020	Year Ended 8/31/2019
Shares sold	341,653	544,726
Shares issued to shareholders in payment of distributions declared	75,868	170,140
Shares redeemed	(614,274)	(1,994,240)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(196,753)	(1,279,374)
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4. FEDERAL TAX INFORMATION
At February 29, 2020, the cost of investments for federal tax purposes was $70,682,012. The net unrealized appreciation of investments for federal tax purposes was $5,988,899, which consisted entirely of net unrealized appreciation from investments having an excess of value over cost.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the Adviser voluntarily waived $113,800 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended February 29, 2020, FSSC received $1,399 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2020, Federated Securities Corp. retained $94 in sales charges from the sale of Class A Shares.
Interfund Transactions
During the six months ended February 29, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,540,000 and $5,340,000, respectively.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.77% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 29, 2020, the Fund's expenses were reduced by $316 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2020, were as follows:
Purchases	$598,980
Sales	$3,073,090
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2020, 29.6% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported by (backed) a letter of credit from any one institution or agency, was 13.4% of total investments.
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9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 29, 2020, the Fund had no outstanding loans. During the six months ended February 29, 2020, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2020, there were no outstanding loans. During the six months ended February 29, 2020, the program was not utilized.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
12. SUBSEQUENT EVENT
On or about May 1, 2020, the Fund will offer Institutional Shares.
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Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,022.10	$3.87
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.03	$3.87
1	Expenses are equal to the Fund's annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Michigan Intermediate Municipal Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
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elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Michigan Intermediate Municipal Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923302
3032602 (4/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 29, 2020
Share Class | Ticker	A | OMIAX	F | OMIFX

Federated Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Ohio Municipal Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2019 through February 29, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At February 29, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	17.2%
Higher Education	16.2%
Dedicated Tax	12.1%
Pre-Refunded	10.1%
General Obligation—Local	9.0%
Water & Sewer	7.2%
General Obligation—State Appropriation	6.9%
General Obligation—State	5.8%
Toll Road	3.6%
Industrial Development/Pollution Control	3.6%
Other[2]	8.0%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 91.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.6%
	Ohio—98.6%
$2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children's Hospital Medical Center, Akron), Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.000%, 11/15/2032	$2,151,840
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.250%, 11/15/2041	1,209,100
1,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2031	1,088,570
2,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2033	2,174,340
500,000	Akron, OH (Akron, OH Community Learning Centers), Revenue Refunding Bonds (Series A), 5.000%, 12/1/2023	546,160
1,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Refunding Bonds, 5.000%, 11/1/2043	1,150,360
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	1,132,570
2,250,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2015A), 5.000%, 2/15/2029	2,596,365
1,000,000	American Municipal Power-Ohio, Inc. (Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2029	1,329,120
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.000%, 6/1/2044	2,354,900
890,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	1,004,846
2,000,000	Butler County, OH Hospital Facilities Authority (UC Health), Revenue Bonds (Series 2016), 5.000%, 11/15/2045	2,355,280
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.000%, 12/1/2040	3,605,490
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2032	2,189,280
1,255,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), (United States Treasury PRF 6/1/2023@100), 5.000%, 12/1/2051	1,421,300
850,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.000%, 12/1/2051	937,848
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.000%, 6/1/2037	1,597,845
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	$1,286,040
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2033	1,118,820
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.000%, 1/1/2042	1,066,630
500,000	Cleveland, OH, Various Purpose GO Bonds (Series 2019A), 4.000%, 12/1/2035	601,960
3,000,000	Cleveland-Cuyahoga County, OH Port Authority (Euclid Avenue Development Corporation), Revenue Bonds (Series 2014), 5.000%, 8/1/2039	3,419,520
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), 5.000%, 12/1/2047	2,433,120
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2031	1,185,720
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2028	1,716,705
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,522,933
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.000%, 12/1/2034	1,581,669
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.000%, 12/1/2036	1,143,040
220,000	Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2012D), 5.000%, 8/1/2026	241,080
1,335,000	Dayton, OH Airport (James M. Cox Dayton International Airport), Airport Revenue Refunding Bonds (Series 2014A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/1/2026	1,445,778
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.000%, 12/1/2040	2,219,620
1,000,000	Franklin County, OH Convention Facilities Authority (Greater Columbus Convention Center Hotel), Hotel Project Revenue Bonds (Series 2019), 5.000%, 12/1/2044	1,237,160
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.000%, 12/1/2035	2,344,600
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	1,119,040
1,000,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2017A), 5.000%, 11/1/2029	1,279,960
1,000,000	Franklin County, OH Hospital Facility Authority (OhioHealth Corp.), Hospital Facilities Revenue Bonds (Series 2015), 5.000%, 5/15/2040	1,185,980
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,000,000		Franklin County, OH Revenue (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	$2,481,960
3,015,000		Franklin County, OH Sales Tax Revenue, Various Purpose Sales Tax Revenue Bonds (Series 2018), 5.000%, 6/1/2048	3,804,568
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	581,515
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	571,170
2,000,000		Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.000%, 12/1/2032	2,273,340
2,000,000		Hamilton County, OH Hospital Facilities Authority (Cincinnati Children's Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	3,070,500
2,850,000		Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.000%, 12/1/2032	3,046,165
1,075,000		Hamilton County, OH, LT GO Improvement and Refunding Bonds (Series 2017A), 5.000%, 12/1/2033	1,379,494
1,000,000		Hamilton County, OH, LT GO Refunding Bonds (Series 20017A), 5.000%, 12/1/2037	1,272,420
1,555,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), (United States Treasury PRF 1/1/2023@100), 5.000%, 1/1/2038	1,737,697
1,000,000		Kent State University, OH, General Receipts Bonds (Series 2020A), 5.000%, 5/1/2050	1,289,890
1,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.250%, 11/15/2048	1,216,920
1,000,000		Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2019), 5.000%, 8/1/2049	1,232,950
2,000,000		Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.000%, 9/1/2031	2,120,240
500,000		Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.000%, 9/1/2036	528,680
1,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2049	1,195,900
2,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), (United States Treasury PRF 5/15/2023@100), 5.000%, 11/15/2038	2,268,240
1,200,000	[1]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,388,676
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	$567,090
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	569,850
105,000	Ohio HFA Single Family Mortgage, Revenue Bond (Series 1), (GNMA Collateralized Home Mortgage Program COL), 3.250%, 5/1/2020	105,307
990,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2019A), (GNMA Collateralized Home Mortgage Program COL), 4.000%, 3/1/2049	1,103,929
1,000,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B) TOBs, 2.500%, Mandatory Tender 10/1/2029	1,062,460
2,000,000	Ohio State Capital Facilities (Ohio State), Parks and Recreation Improvement Fund Projects (Series 2016C), 5.000%, 12/1/2031	2,500,420
1,000,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	1,220,990
1,500,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2019B), 4.000%, 1/1/2042	1,770,345
1,000,000	Ohio State Higher Educational Facility Commission (Denison University), Revenue Bonds (Series 2019), 5.000%, 11/1/2044	1,290,530
2,000,000	Ohio State Higher Educational Facility Commission (Kenyon College, OH), Higher Educational Facility Revenue Bonds (Series 2015), 5.000%, 7/1/2041	2,356,320
1,830,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2013), 5.000%, 12/1/2031	2,021,345
2,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	2,331,500
3,325,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 12/31/2039	3,833,924
350,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2028	445,312
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/15/2023@100), 5.000%, 2/15/2048	1,120,960
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), (National Re Holdings Corp. INS), 5.500%, 2/15/2024	1,135,160
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,117,800
2,000,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.000%, 12/1/2030	2,549,120
1,000,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.000%, 6/1/2037	1,247,860
Semi-Annual Shareholder Report
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Ohio State, Capital Facilities Lease Appropriation Bonds Adult Correctional Building Fund Project (Series 2019B), 5.000%, 10/1/2032	$1,416,640
3,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2030	3,676,500
750,000	Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	950,565
1,460,000	Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	1,847,061
3,000,000	Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.000%, 11/1/2033	3,608,490
3,000,000	Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2035	3,779,970
1,000,000	Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2039	1,249,230
2,000,000	Ohio University, General Receipts Bonds (Series 2013), 5.000%, 12/1/2043	2,228,120
1,500,000	Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.000%, 12/1/2030	1,841,325
470,000	River Valley, OH Local School District, UT GO School Facilities Bonds, (School District Credit Program GTD), 5.250%, 11/1/2023	540,495
700,000	South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2032	764,603
1,250,000	Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), (Original Issue Yield: 6.020%), 6.000%, 12/1/2042	1,360,088
500,000	Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, (United States Treasury PRF 6/1/2023@100), 5.000%, 12/1/2027	567,120
1,000,000	Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.000%, 11/15/2032	1,119,910
1,500,000	Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	1,628,745
1,020,000	University of Akron, OH, General Receipts Bonds (Series 2015A), 5.000%, 1/1/2030	1,202,182
1,000,000	University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,212,490
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.000%, 6/1/2041	1,159,480
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2038	1,194,690
	TOTAL	148,152,840
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $137,249,122)	148,152,840
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—1.1%
		Ohio—1.1%
$200,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.190%, 3/2/2020	$200,000
1,100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.100%, 3/5/2020	1,100,000
300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.200%, 3/2/2020	300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,600,000)	1,600,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $138,849,122)[3]	149,752,840
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	505,739
		TOTAL NET ASSETS—100%	$150,258,579
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.2% of the Fund's portfolio as calculated based upon total market value
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2020, this restricted security amounted to $1,388,676, which represented 0.9% of total net assets.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	The cost of investments for federal tax purposes amounts to $138,848,795.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
COL	—Collateralized
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.44	$10.95	$11.23	$11.56	$11.16	$11.28
Income From Investment Operations:
Net investment income	0.13	0.30	0.32	0.32	0.34	0.36
Net realized and unrealized gain (loss)	0.18	0.49	(0.29)	(0.32)	0.39	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.79	0.03	0.00	0.73	0.22
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.31)	(0.32)	(0.33)	(0.34)
Distributions from net realized gain	(0.03)	—	—	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.30)	(0.31)	(0.33)	(0.33)	(0.34)
Net Asset Value, End of Period	$11.59	$11.44	$10.95	$11.23	$11.56	$11.16
Total Return[1]	2.71%	7.32%	0.27%	0.02%	6.65%	2.00%
Ratios to Average Net Assets:
Net expenses	0.77%[2,3]	0.77%[3]	0.77%[3]	0.76%	0.75%	0.75%
Net investment income	2.31%[2]	2.67%	2.81%	2.84%	2.96%	3.16%
Expense waiver/reimbursement[4]	0.18%[2]	0.19%	0.17%	0.16%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,727	$57,065	$53,438	$59,865	$66,884	$67,469
Portfolio turnover	3%	15%	9%	9%	13%	25%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.77% for the six months ended February 29, 2020 and 0.77% and 0.77% for the years ended August 31, 2019 and 2018, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.44	$10.95	$11.23	$11.57	$11.16	$11.28
Income From Investment Operations:
Net investment income	0.12	0.28	0.29	0.30	0.32	0.34
Net realized and unrealized gain (loss)	0.18	0.49	(0.28)	(0.33)	0.40	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.77	0.01	(0.03)	0.72	0.21
Less Distributions:
Distributions from net investment income	(0.12)	(0.28)	(0.29)	(0.30)	(0.31)	(0.33)
Distributions from net realized gain	(0.03)	—	—	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.28)	(0.29)	(0.31)	(0.31)	(0.33)
Net Asset Value, End of Period	$11.59	$11.44	$10.95	$11.23	$11.57	$11.16
Total Return[1]	2.64%	7.15%	0.12%	(0.22)%	6.58%	1.84%
Ratios to Average Net Assets:
Net expenses	0.92%[2,3]	0.92%[3]	0.92%[3]	0.91%	0.90%	0.90%
Net investment income	2.16%[2]	2.53%	2.66%	2.69%	2.81%	3.01%
Expense waiver/reimbursement[4]	0.43%[2]	0.44%	0.42%	0.41%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,531	$87,597	$92,665	$101,620	$111,156	$107,450
Portfolio turnover	3%	15%	9%	9%	13%	25%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.92% for the six months ended February 29, 2020 and 0.92% and 0.92% for the years ended August 31, 2019 and 2018, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
February 29, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $138,849,122)		$149,752,840
Cash		94,552
Income receivable		1,466,534
Receivable for shares sold		77,985
Receivable for investments sold		10,000
TOTAL ASSETS		151,401,911
Liabilities:
Payable for investments purchased	$973,927
Payable for shares redeemed	37,350
Payable for portfolio accounting fees	81,550
Payable for other service fees (Notes 2 and 5)	28,612
Payable for distribution services fee (Note 5)	10,663
Payable for administrative fee (Note 5)	2,584
Payable for investment adviser fee (Note 5)	1,930
Accrued expenses (Note 5)	6,716
TOTAL LIABILITIES		1,143,332
Net assets for 12,961,478 shares outstanding		$150,258,579
Net Assets Consists of:
Paid-in capital		$139,238,644
Total distributable earnings (loss)		11,019,935
TOTAL NET ASSETS		$150,258,579
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($59,727,292 ÷ 5,152,821 shares outstanding), no par value, unlimited shares authorized		$11.59
Offering price per share (100/95.50 of $11.59)		$12.14
Redemption proceeds per share		$11.59
Class F Shares:
Net asset value per share ($90,531,287 ÷ 7,808,657 shares outstanding), no par value, unlimited shares authorized		$11.59
Offering price per share (100/99.00 of $11.59)		$11.71
Redemption proceeds per share (99.00/100 of $11.59)		$11.47
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended February 29, 2020 (unaudited)
Investment Income:
Interest			$2,229,684
Expenses:
Investment adviser fee (Note 5)		$288,797
Administrative fee (Note 5)		58,054
Custodian fees		4,744
Transfer agent fees		39,397
Directors'/Trustees' fees (Note 5)		1,296
Auditing fees		14,363
Legal fees		4,370
Distribution services fee (Note 5)		174,428
Other service fees (Notes 2 and 5)		180,498
Portfolio accounting fees		52,355
Share registration costs		17,987
Printing and postage		11,717
Miscellaneous (Note 5)		12,252
TOTAL EXPENSES		860,258
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(126,358)
Waiver of other operating expenses (Note 5)	(109,018)
Reduction of custodian fees (Note 6)	(282)
TOTAL WAIVERS AND REDUCTION		(235,658)
Net expenses			624,600
Net investment income			1,605,084
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			96,738
Net change in unrealized appreciation of investments			2,200,888
Net realized and unrealized gain (loss) on investments			2,297,626
Change in net assets resulting from operations			$3,902,710
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2020	Year Ended 8/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,605,084	$3,672,793
Net realized gain	96,738	731,905
Net change in unrealized appreciation/depreciation	2,200,888	5,542,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,902,710	9,947,475
Distributions to Shareholders:
Class A Shares	(791,661)	(1,445,000)
Class F Shares	(1,140,492)	(2,234,142)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,932,153)	(3,679,142)
Share Transactions:
Proceeds from sale of shares	8,831,633	16,512,128
Net asset value of shares issued to shareholders in payment of distributions declared	1,587,929	2,980,186
Cost of shares redeemed	(6,793,844)	(27,201,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,625,718	(7,708,801)
Change in net assets	5,596,275	(1,440,468)
Net Assets:
Beginning of period	144,662,304	146,102,772
End of period	$150,258,579	$144,662,304
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 29, 2020 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Municipal Securities Income Trust and Federated Hermes Ohio Municipal Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reduction of $235,658 is disclosed in various locations in Note 5 and Note 6.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$71,480
Class F Shares	109,018
TOTAL	$180,498
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities held at February 29, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,268,722	$1,388,676
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	351,758	$3,997,793	858,536	$9,483,875
Shares issued to shareholders in payment of distributions declared	43,210	490,407	76,240	841,141
Shares redeemed	(229,825)	(2,609,605)	(828,952)	(9,121,837)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	165,143	$1,878,595	105,824	$1,203,179

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	425,411	$4,833,840	580,550	$6,387,160
Shares issued to shareholders in payment of distributions declared	96,686	1,097,522	193,990	2,139,045
Shares redeemed	(368,094)	(4,184,239)	(1,583,833)	(17,438,185)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	154,003	$1,747,123	(809,293)	$(8,911,980)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	319,146	$3,625,718	(703,469)	$(7,708,801)
4. FEDERAL TAX INFORMATION
At February 29, 2020, the cost of investments for federal tax purposes was $138,848,795. The net unrealized appreciation of investments for federal tax purposes was $10,904,045. This consisted entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the Adviser voluntarily waived $126,358 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$174,428	$(109,018)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2020, FSC retained $65,410 of fees paid by the Fund. For the six months ended February 29, 2020, the Fund's Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2020, FSC retained $3,095 in sales charges from the sale of Class A Shares. FSC also retained $70 and $3,164 of CDSC relating to redemptions of Class A Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended February 29, 2020, FSSC received $16,455 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended February 29, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $11,435,000 and $11,785,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.77% and 0.92% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 29, 2020, the Fund's expenses were reduced by $282 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2020, were as follows:
Purchases	$8,702,927
Sales	$4,541,257
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2020, 4.1% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 29, 2020, the Fund had no outstanding loans. During the six months ended February 29, 2020, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2020, there were no outstanding loans. During the six months ended February 29, 2020, the program was not utilized.
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11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
12. Subsequent Event
On or about May 1, 2020, the Fund will offer Institutional Shares.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,027.10	$3.88
Class F Shares	$1,000	$1,026.40	$4.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.87
Class F Shares	$1,000	$1,020.29	$4.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.77%
Class F Shares	0.92%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Ohio Municipal Income Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report
27

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report
28

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
29

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Ohio Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
2032305 (4/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 29, 2020
Share Class | Ticker	A | PAMFX

Federated Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Pennsylvania Municipal Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2019 through February 29, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At February 29, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	19.9%
General Obligation—Local	18.6%
Higher Education	12.3%
Refunded	10.7%
Water & Sewer	10.0%
Toll Road	7.8%
General Obligation—State	4.1%
Senior Care	3.9%
General Obligation—State Appropriation	2.2%
Incremental Tax	1.5%
Other[2]	8.1%
Derivative Contracts[3]	0.1%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 91.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.4%
	Pennsylvania—96.4%
$1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2024	$ 1,660,825
2,000,000	Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,450,380
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,189,640
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2045	2,363,300
1,000,000	Allegheny County, PA, UT GO Bonds (Series C-77), 5.000%, 11/1/2043	1,262,320
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.000%, 11/1/2041	2,425,400
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2035	2,409,322
1,000,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017C), 5.000%, 5/15/2042	1,131,030
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	696,444
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), Guaranteed Water Revenue Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/15/2030	2,214,760
1,450,000	Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,669,791
1,000,000	Canon McMillan, PA School District, General Obligation Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 12/1/2041	1,220,110
1,000,000	Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,271,210
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.000%, 11/15/2046	580,270
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	610,185
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), (Pennsylvania School District Intercept Program GTD), 5.000%, 10/15/2040	1,178,570
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), (Pennsylvania School District Intercept Program GTD), 5.000%, 2/15/2040	2,817,787
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,220,150
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,250,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	$1,440,700
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.000%, 12/1/2037	2,189,060
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2036	2,186,920
3,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty Municipal Corp. INS), 4.000%, 6/1/2039	3,443,850
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.000%, 9/15/2026	2,510,820
2,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2027	2,566,800
1,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2029	1,346,200
905,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,021,501
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2030	1,218,390
2,000,000	Cumberland County, PA Municipal Authority (Penn State Health Obligated Group), Revenue Bonds (Series 2019), 4.000%, 11/1/2044	2,294,720
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,694,725
1,700,000	Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.000%, 10/1/2042	2,079,542
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2045	1,170,650
1,000,000	Delaware County, PA IDA (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.000%, 7/1/2043	1,012,140
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,465,863
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	2,168,215
1,130,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,474,526
250,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	322,425
200,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	257,130
500,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	640,915
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.000%, 12/1/2043	$1,204,580
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.000%, 6/1/2041	2,577,620
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), (United States Treasury PRF 1/1/2022@100), 5.000%, 7/1/2042	1,306,477
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.000%, 11/1/2035	900,105
500,000	Lancaster County, PA Hospital Authority (St. Anne's Retirement Community, Inc.), Revenue Bonds (Series 2020), 5.000%, 3/1/2050	576,285
1,000,000	Lancaster County, PA Solid Waste Management Authority, Guaranteed Authority Bonds (Series 2013B), (Dauphin County, PA GTD), 5.000%, 12/15/2033	1,146,710
1,000,000	Lancaster, PA, UT GO Bonds (Series 2018), (Build America Mutual Assurance INS), 4.000%, 11/1/2043	1,143,260
500,000	Luzerne County, PA IDA (Luzerne County, PA), Guaranteed Lease Revenue Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2022	550,260
1,000,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,248,140
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2019), 4.000%, 9/1/2049	1,720,275
2,000,000	Montgomery County, PA, UT GO (Series 2019A), 5.000%, 7/1/2039	2,635,000
1,000,000	Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,247,850
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	928,373
1,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,129,850
1,000,000	Pennsylvania Economic Development Financing Authority (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.000%, 11/1/2041	1,082,260
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	2,361,460
2,000,000	Pennsylvania Economic Development Financing Authority, Junior Guaranteed Parking Revenue Bonds (Series 2013B-1), (Dauphin County, PA GTD), 6.000%, 7/1/2053	2,340,220
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,080,810
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.000%, 2/1/2045	1,724,895
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.000%, 4/1/2035	$2,155,120
1,950,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2042	2,415,133
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Refunding Revenue Bonds (Series 2015A), (United States Treasury COL), 5.000%, 10/1/2036	1,228,050
500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2017A), 5.000%, 8/15/2046	614,305
1,630,000	Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Bonds (Series 2015), 5.000%, 11/1/2036	1,894,696
2,440,000	Pennsylvania State Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), (Original Issue Yield: 5.550%), (United States Treasury PRF 12/1/2020@100), 5.500%, 12/1/2041	2,526,230
2,000,000	Pennsylvania State Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), (United States Treasury PRF 12/1/2020@100), 6.000%, 12/1/2036	2,077,920
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2030	1,072,960
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,184,660
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	2,505,560
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,283,510
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.000%, 9/1/2037	2,488,937
1,000,000	Pennsylvania State University, Revenue Bonds (Series 2018), 5.000%, 9/1/2035	1,298,480
2,000,000	Philadelphia, PA Airport System, Refunding Revenue Bonds (Series 2017B), 5.000%, 7/1/2047	2,406,440
1,210,000	Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,397,429
1,435,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,437,353
1,000,000	Philadelphia, PA Gas Works, 1998 General Ordinance-Fifteenth Series Revenue Refunding Bonds, 5.000%, 8/1/2042	1,213,280
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.000%, 7/1/2028	$2,108,800
1,040,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.000%, 7/1/2042	1,202,895
1,000,000	Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,233,200
1,000,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2019B), 5.000%, 11/1/2049	1,274,840
500,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2038	648,475
1,000,000	Philadelphia, PA, UT GO Bonds (Series 2017A), 5.000%, 8/1/2033	1,249,780
655,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	798,393
1,000,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2025	1,191,170
1,500,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2044	1,904,160
2,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.000%, 9/1/2026	2,198,200
1,075,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.080%), 5.000%, 12/1/2031	1,152,164
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.270%), 5.250%, 12/1/2036	1,613,535
1,000,000	Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance GTD), 5.000%, 12/1/2035	1,237,830
1,000,000	South Fork Municipal Authority, PA (Conemaugh Valley Memorial Hospital), Hospital Revenue Bonds (Series 2010), (Original Issue Yield: 5.720%), (United States Treasury PRF 7/1/2020@100), 5.500%, 7/1/2029	1,015,070
1,140,000	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 6/1/2026	1,328,282
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), (United States Treasury PRF 6/1/2021@100), 5.000%, 6/1/2028	1,052,150
1,750,000	St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds, 5.000%, 11/15/2028	2,244,532
1,000,000	Swarthmore Boro Authority PA (Swarthmore College), Revenue Bonds (Series 2018), 5.000%, 9/15/2048	1,278,300
1,000,000	Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.000%, 4/1/2032	1,191,360
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2039	$1,195,900
1,685,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2033	1,999,960
825,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2034	976,751
2,895,000		York County, PA, UT GO Bonds (Series 2013), 5.000%, 6/1/2037	3,260,002
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $139,648,880)	151,336,828
	[1]	SHORT-TERM MUNICIPALS—2.7%
		Pennsylvania—2.7%
200,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 1.120%, 3/5/2020	200,000
1,850,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs, (TD Bank, N.A. LIQ), 1.150%, 3/2/2020	1,850,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.220%, 3/2/2020	200,000
300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.190%, 3/2/2020	300,000
250,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.190%, 3/2/2020	250,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 1.150%, 3/5/2020	400,000
1,100,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 3/2/2020	1,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,300,000)	4,300,000
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $143,948,880)[2]	155,636,828
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	1,372,307
		TOTAL NET ASSETS—100%	$157,009,135
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.0% of the Fund's portfolio as calculated based upon total market value.
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7

At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[4]United States Treasury Note 10-Year Long Futures	30	$4,042,500	June 2020	$81,964
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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8

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$151,336,828	$—	$151,336,828
Short-Term Municipals	—	4,300,000	—	4,300,000
TOTAL SECURITIES	$—	$155,636,828	$—	$155,636,828
Other Financial Instruments:[1]
Assets	$81,964	$—	$—	$81,964
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$81,964	$—	$—	$81,964
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.19	$10.69	$10.96	$11.28	$10.88	$10.94
Income From Investment Operations:
Net investment income	0.14	0.31	0.32	0.33	0.33	0.36
Net realized and unrealized gain (loss)	0.16	0.51	(0.27)	(0.32)	0.40	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.82	0.05	0.01	0.73	0.29
Less Distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.32)	(0.33)	(0.33)	(0.35)
Distributions from net realized gain	(0.08)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.32)	(0.32)	(0.33)	(0.33)	(0.35)
Net Asset Value, End of Period	$11.27	$11.19	$10.69	$10.96	$11.28	$10.88
Total Return[1]	2.69%	7.85%	0.51%	0.11%	6.85%	2.65%
Ratios to Average Net Assets:
Net expenses	0.76%[2,3]	0.76%[3]	0.76%[3]	0.76%	0.75%[3]	0.75%
Net investment income	2.49%[2]	2.85%	2.98%	2.98%	3.01%	3.25%
Expense waiver/reimbursement[4]	0.16%[2]	0.17%	0.14%	0.14%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$157,009	$159,471	$163,819	$178,935	$199,403	$202,057
Portfolio turnover	2%	16%	21%	6%	14%	29%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.76% for the six months ended February 29, 2020, and 0.76%, 0.76% and 0.75% for the years ended August 31, 2019, 2018 and 2016, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
February 29, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $143,948,880)		$155,636,828
Cash		94,152
Due from broker		34,500
Income receivable		1,708,401
Receivable for shares sold		205,820
Receivable for variation margin on futures contracts		42,656
TOTAL ASSETS		157,722,357
Liabilities:
Payable for investments purchased	$569,425
Payable for shares redeemed	18,263
Payable for portfolio accounting fees	82,032
Payable for other service fees (Notes 2 and 5)	32,308
Payable for administrative fee (Note 5)	3,050
Payable for investment adviser fee (Note 5)	2,213
Accrued expenses (Note 5)	5,931
TOTAL LIABILITIES		713,222
Net assets for 13,936,514 shares outstanding		$157,009,135
Net Assets Consists of:
Paid-in capital		$145,432,359
Total distributable earnings (loss)		11,576,776
TOTAL NET ASSETS		$157,009,135
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($157,009,135 ÷ 13,936,514 shares outstanding), no par value, unlimited shares authorized		$11.27
Offering price per share (100/95.50 of $11.27)		$11.80
Redemption proceeds per share		$11.27
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended February 29, 2020 (unaudited)
Investment Income:
Interest			$2,525,048
Expenses:
Investment adviser fee (Note 5)		$310,738
Administrative fee (Note 5)		62,686
Custodian fees		4,621
Transfer agent fees		39,572
Directors'/Trustees' fees (Note 5)		1,304
Auditing fees		14,363
Legal fees		4,370
Other service fees (Notes 2 and 5)		194,066
Portfolio accounting fees		52,769
Share registration costs		12,916
Printing and postage		11,351
Miscellaneous (Note 5)		11,963
TOTAL EXPENSES		720,719
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(111,118)
Reimbursement of other operating expenses (Notes 2 and 5)	(15,392)
Reduction of custodian fees (Note 6)	(310)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(126,820)
Net expenses			593,899
Net investment income			1,931,149
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			263,485
Net realized gain on futures contracts			15,848
Net change in unrealized appreciation of investments			1,696,059
Net change in unrealized appreciation of futures contracts			81,964
Net realized and unrealized gain (loss) on investments and futures contracts			2,057,356
Change in net assets resulting from operations			$3,988,505
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2020	Year Ended 8/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,931,149	$4,496,968
Net realized gain	279,333	893,694
Net change in unrealized appreciation/depreciation	1,778,023	6,403,518
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,988,505	11,794,180
Distributions to Shareholders	(3,027,340)	(4,705,580)
Share Transactions:
Proceeds from sale of shares	4,804,917	10,393,322
Net asset value of shares issued to shareholders in payment of distributions declared	2,328,780	3,581,686
Cost of shares redeemed	(10,556,375)	(25,412,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,422,678)	(11,437,395)
Change in net assets	(2,461,513)	(4,348,795)
Net Assets:
Beginning of period	159,470,648	163,819,443
End of period	$157,009,135	$159,470,648
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
February 29, 2020 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Municipal Securities Income Trust and Federated Hermes Pennsylvania Municipal Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waiver, reimbursement and reduction of $126,820 is disclosed in various locations in this Note 2, Note 5 and Note 6.
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15

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$194,066	$(15,392)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of long futures contracts held by the Fund throughout the period was $577,500. This is based on amounts held as of each month end throughout the six month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
Derivatives not accounted for as hedging instruments under ASC Topic 815	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures contracts	$81,964*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$15,848

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$81,964
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/29/2020	Year Ended 8/31/2019
Shares sold	433,147	965,485
Shares issued to shareholders in payment of distributions declared	210,837	333,171
Shares redeemed	(955,448)	(2,369,158)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(311,464)	(1,070,502)
4. FEDERAL TAX INFORMATION
At February 29, 2020, the cost of investments for federal tax purposes was $143,948,880. The net unrealized appreciation of investments for federal tax purposes was $11,769,912, which consisted entirely of net unrealized appreciation from investments having an excess of value over cost. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the Adviser voluntarily waived $111,118 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2020, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 29, 2020, FSSC received $11,528 and reimbursed $15,392 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2020, FSC retained $5,038 in sales charges from the sale of Class A Shares.
Interfund Transactions
During the six months ended February 29, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,150,000 and $12,550,000, respectively.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 29, 2020, the Fund's expenses were reduced by $310 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding short-term obligations, for the six months ended February 29, 2020, were as follows:
Purchases	$2,748,065
Sales	$7,840,583
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2020, 14.4% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject
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to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 29, 2020, the Fund had no outstanding loans. During the six months ended February 29, 2020, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2020, there were no outstanding loans. During the six months ended February 29, 2020, the program was not utilized.
11. OTHER mATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
12. SUBSEQUENT EVENT
On or about May 1, 2020, the Fund will offer Institutional Shares.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,026.90	$3.83
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.08	$3.82
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Pennsylvania Municipal Income Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
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elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Pennsylvania Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
2032304 (4/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 29, 2020
Share Class | Ticker	A | FMOAX	B | FMOBX	C | FMNCX
	F | FHTFX	Institutional | FMYIX

Federated Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Municipal Securities Income Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Municipal High Yield Advantage Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2019 through February 29, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At February 29, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Dedicated Tax	11.2%
Senior Care	11.1%
Primary/Secondary Education	9.8%
Industrial Development Bond/Pollution Control Revenue Bond	9.3%
Hospital	8.7%
Incremental Tax	7.9%
Tobacco	5.9%
Toll Road	4.9%
Pre-refunded	4.8%
General Obligation- State	4.0%
Other[2]	23.1%
Other Assets and Liabilities—Net[3]	(0.7)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 77.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.6%
		Alabama—1.2%
$500,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$403,645
1,500,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	1,062,195
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), (Original Issue Yield: 5.650%), (Assured Guaranty Municipal Corp. INS), 5.500%, 10/1/2053	2,329,320
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), (Original Issue Yield: 5.450%), (Assured Guaranty Municipal Corp. INS), 5.250%, 10/1/2048	2,312,540
835,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.800%, 5/1/2034	841,304
790,000	[2]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	942,597
		TOTAL	7,891,601
		Alaska—0.0%
1,000,000	[1,3]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	50,000
		Arizona—3.3%
650,000	[2]	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.000%, 7/1/2051	736,749
500,000	[2]	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	566,730
1,000,000	[2]	Arizona State Industrial Development Authority Education Revenue (Doral Academy of Nevada FMMR), Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	1,124,240
1,750,000	[2]	Arizona State Industrial Development Authority Education Revenue (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	2,068,098
4,000,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), PCR Refunding Bonds (Series 2003A), 6.250%, 1/1/2038	4,056,040
1,000,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	1,108,360
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	$1,648,770
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,119,750
2,450,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2019A), 4.000%, 1/1/2039	2,963,324
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	4,293,120
1,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	1,186,540
430,000	[2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	468,261
		TOTAL	21,339,982
		California—6.7%
750,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	852,585
565,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	649,518
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	596,350
2,000,000		California State Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 6/1/2048	2,435,740
1,000,000	[2]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2047	1,132,790
500,000	[2]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	553,670
1,100,000	[2]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	1,292,544
500,000		California State, Various Purpose GO Bonds, 4.000%, 4/1/2049	598,165
2,250,000	[2]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.250%, 12/1/2056	2,597,940
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2046	1,825,570
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2047	1,222,110
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	567,010
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$3,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.400%), (United States Treasury PRF 1/15/2024@100), 6.000%, 1/15/2053	$3,610,590
95,000	Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	107,728
365,000	Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2029	413,457
180,000	Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2030	203,362
1,300,000	Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 4), Special Tax Bonds (Series 2016), 4.000%, 9/1/2049	1,413,880
1,000,000	Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.000%, 9/1/2049	1,123,220
3,000,000	Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Revenue Refunding Bonds (Series 2017B), 5.000%, 7/1/2038	3,771,180
850,000	Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	1,037,884
1,000,000	Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.000%, 8/1/2044	1,155,080
2,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	4,035,875
1,000,000	Palomar Health, CA Revenue, (Series 2016), 5.000%, 11/1/2039	1,180,490
480,000	Poway, CA Unified School District (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), 5.000%, 9/1/2033	527,818
1,000,000	Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,223,960
1,250,000	San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), 8.000%, 12/1/2031	1,383,238
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019E), 5.000%, 5/1/2040	2,565,700
1,280,000	San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Refunding Bonds (Series 2016A), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	1,534,669
500,000	San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	599,145
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,200,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), (Original Issue Yield: 5.700%), 5.625%, 9/1/2043	$1,342,620
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.000%, 9/1/2044	1,182,882
		TOTAL	42,736,770
		Colorado—7.4%
750,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.000%, 12/1/2038	823,972
1,000,000		Banning Lewis Ranch Metropolitan District No.4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,076,610
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	1,079,020
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,597,035
2,750,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Tax Refunding Bonds (Series 2017), 5.000%, 12/1/2047	2,853,840
1,500,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), (Original Issue Yield: 5.100%), 5.000%, 12/1/2047	1,609,920
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, 12/1/2038	2,290,140
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.000%, 12/1/2038	1,457,225
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.000%, 12/1/2043	1,096,680
1,000,000	[2]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2046	1,087,980
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,756,414
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,122,880
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	1,664,475
2,000,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2047	2,318,840
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.750%, 12/1/2045	1,574,190
1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	1,328,825
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), (Original Issue Yield: 4.070%), 4.000%, 12/1/2048	$1,148,040
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	590,465
1,000,000	[2]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,239,390
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	791,482
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.250%, 12/1/2047	1,624,155
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.000%, 12/1/2045	1,320,025
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,669,575
1,500,000		Park 70 Metropolitan District, CO, General Obligation Refunding and Improvement Bonds (Series 2016), 5.000%, 12/1/2046	1,709,820
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,614,940
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.500%, 12/1/2046	1,585,485
2,500,000		St. Vrain Lakes, CO Metropolitan District No.2, Limited Tax GO Senior Bonds (Series 2017A), 5.125%, 12/1/2047	2,656,450
1,500,000		Sterling Ranch Community Authority Board, CO (Sterling Ranch Metropolitan District No. 2, CO), Limited Tax Supported Revenue Senior Bonds (Series 2015A), (Original Issue Yield: 5.830%), 5.750%, 12/1/2045	1,573,740
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,113,760
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.750%, 12/1/2039	2,035,800
		TOTAL	47,411,173
		Connecticut—0.8%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	999,840
1,500,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2038	1,883,850
1,835,000	[2]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	2,121,352
		TOTAL	5,005,042
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Delaware—1.6%
$1,350,000	[2]	Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	$1,502,644
1,905,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.400%, 2/1/2031	1,939,500
3,000,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	3,539,520
3,000,000	[2]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.300%), 5.250%, 7/1/2048	3,356,130
		TOTAL	10,337,794
		District of Columbia—2.2%
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2043	1,205,151
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	1,146,180
2,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,151,260
1,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,156,950
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	1,083,410
1,000,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Subordinate Lien Revenue Refunding Bonds (Series 2019B), 4.000%, 10/1/2053	1,165,920
1,000,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2038	1,264,990
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,220,390
3,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2019A), 5.000%, 10/1/2039	3,871,290
		TOTAL	14,265,541
		Florida—5.0%
1,250,000		Alta Lakes, FL Community Development District, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,328,600
145,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	157,260
3,000,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	2,820,000
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2040	1,165,490
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,500,000		Greater Orlando, FL Aviation Authority, Airport Facilities Revenue Bonds (Series 2019A), 4.000%, 10/1/2039	$2,964,700
1,000,000		Harbor Bay, FL Community Development District, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	1,032,370
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	576,878
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	1,068,260
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,124,550
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project—Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,141,130
1,280,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,394,662
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Refunding Revenue Bonds (Series 2012), 6.500%, 10/1/2047	2,218,580
1,840,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.000%, 5/1/2050	1,914,833
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.000%, 10/1/2036	1,157,040
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	793,298
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), (Original Issue Yield: 7.625%), 7.500%, 6/1/2049	1,134,200
1,405,000		Pinellas County, FL Educational Facilities Authority (Pinellas Preparatory Academy), Revenue Bonds (Series 2011A), (United States Treasury PRF 9/15/2021@100), 7.125%, 9/15/2041	1,532,448
145,000	[1,3]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
45,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.600%, 5/1/2033	48,725
1,000,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,057,800
585,000		Southern Grove, FL Community Development District #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	612,881
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$495,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	$523,735
770,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	814,390
1,000,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	1,061,120
1,000,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	1,060,770
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.000%, (Original Issue Yield: 6.930%), (Step Coupon 11/1/2021@6.610%), 5/1/2040	255,838
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.000%, (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 5/1/2040	126,943
190,000	[1,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
155,000	[1,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.550%, 5/1/2027	2
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.000%, (Original Issue Yield: 6.610%), (Step Coupon 5/1/2022@6.610%), 5/1/2040	61,785
995,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	1,049,009
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,174,880
		TOTAL	32,372,180
		Georgia—0.3%
1,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	1,191,540
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	557,905
		TOTAL	1,749,445
		Hawaii—0.2%
1,000,000		Hawaii State Airports System Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,239,600
		Idaho—0.5%
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	3,299,580
		Illinois—10.1%
1,875,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	2,277,412
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$3,300,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	$4,434,012
1,200,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	1,431,552
1,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,258,010
1,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,254,820
500,000	Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2033	557,380
1,125,000	Chicago, IL O'Hare International Airport (Trips Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,353,206
385,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	459,909
275,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	285,456
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2032	1,198,500
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	1,414,838
3,000,000	Chicago, IL, UT GO Bonds (Series 2015A), (Original Issue Yield: 5.640%), 5.500%, 1/1/2033	3,511,770
2,500,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), (Original Issue Yield: 6.200%), 6.000%, 1/1/2038	3,147,325
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2019A), 5.000%, 1/1/2044	1,506,500
314,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	316,455
2,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.500%, 5/15/2054	2,150,220
800,000	Illinois Finance Authority (Dekalb Supportive Living Facility), Multi-Family Housing Revenue Bonds (Series 2007), 6.100%, 12/1/2041	800,328
1,000,000	Illinois Finance Authority (Lutheran Life Communities), Revenue Bonds (Series 2019A), 5.000%, 11/1/2049	1,097,070
1,250,000	Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,399,713
1,500,000	Illinois Finance Authority (Uno Charter School Network, Inc.), Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125%, 10/1/2041	1,591,980
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,100,000		Illinois Finance Authority Educational Facility Revenue (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	$1,209,714
1,700,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2019 A), 4.000%, 1/1/2039	2,023,272
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	2,204,200
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	9,956,080
2,025,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	2,272,637
1,485,000		Illinois State, UT GO Bonds (Series May 2014), 5.000%, 5/1/2023	1,659,473
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), (Original Issue Yield: 5.040%), 5.000%, 2/1/2039	1,119,480
3,000,000		Illinois State, UT GO Rebuild Illinois Bonds (Series 2019B), 4.000%, 11/1/2035	3,503,010
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2032	3,762,510
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	447,257
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,329,300
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 12/15/2056	653,460
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	1,178,380
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2030	1,262,880
		TOTAL	65,028,109
		Indiana—1.2%
1,250,000	[1,3]	Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), (Original Issue Yield: 7.200%), 7.125%, 11/15/2042	33,125
1,000,000	[1,3]	Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), (Original Issue Yield: 7.300%), 7.125%, 11/15/2047	26,500
4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2051	4,486,040
1,000,000	[2]	Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds), (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	1,032,960
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.000%, 6/1/2028	2,145,900
		TOTAL	7,724,525
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—1.6%
$950,478		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.400%, 11/15/2046	$1,031,069
206,686	[3]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	2,583
995,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	1,120,768
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), (Original Issue Yield: 5.300%), 5.250%, 12/1/2025	3,378,870
3,750,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	3,789,900
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2041	1,239,893
		TOTAL	10,563,083
		Kentucky—0.7%
1,250,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2011A), (Original Issue Yield: 7.400%), (United States Treasury PRF 5/15/2021@100), 7.375%, 5/15/2046	1,346,525
3,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	3,183,420
		TOTAL	4,529,945
		Louisiana—0.8%
1,000,000		Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	1,226,040
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	37,095
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	1,155,551
1,000,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Bonds (Series 2011), (Original Issue Yield: 6.650%), (United States Treasury PRF 5/15/2021@100), 6.500%, 5/15/2037	1,067,300
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 5/15/2035	1,666,860
		TOTAL	5,152,846
		Maine—0.8%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,142,980
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maine—continued
$1,335,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.500%, 7/1/2032	$1,442,414
2,000,000	[2]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,279,860
		TOTAL	4,865,254
		Maryland—2.0%
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	547,835
1,500,000		Baltimore, MD Convention Center Hotel Revenue (Baltimore Hotel Corp.), Convention Center Hotel Revenue Refunding Bonds (Series 2017), 5.000%, 9/1/2046	1,779,420
955,000		Baltimore, MD Special Obligation (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	1,091,985
1,980,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax B Limited Obligation Bonds (Series 2013B), (Original Issue Yield: 7.300%), 7.125%, 7/1/2043	2,007,403
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,080,840
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	251,628
450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	562,495
1,000,000		Maryland State Economic Development Corp. (Purple Line Transit Partners LLC), Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.000%, 3/31/2051	1,154,280
1,000,000	[2]	Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	1,143,940
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	1,092,320
1,000,000		Rockville, MD Mayor & City Council Economic Development Revenue (Ingleside at King Farm), (Series 2017B), 5.000%, 11/1/2047	1,110,610
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,123,590
		TOTAL	12,946,346
		Massachusetts—0.7%
2,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Refunding Bonds (Series 2016Q), 5.000%, 7/1/2047	2,405,780
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$1,000,000	[2]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	$1,105,420
800,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), (United States Treasury PRF 1/1/2021@100), 7.250%, 1/1/2032	842,544
		TOTAL	4,353,744
		Michigan—2.3%
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	1,086,830
1,500,000		Detroit, MI Sewage Disposal System (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2012A), (Original Issue Yield: 5.300%), 5.250%, 7/1/2039	1,645,815
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,154,640
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,149,030
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2044	2,232,260
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), (Original Issue Yield: 6.250%), 6.000%, 6/1/2048	5,102,850
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	976,695
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.000%, 4/1/2040	1,216,430
		TOTAL	14,564,550
		Minnesota—2.3%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	785,843
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	1,163,822
2,000,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.000%, 6/15/2039	2,198,280
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,837,479
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	$1,147,530
3,000,000	[2]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	3,136,890
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,369,100
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,196,020
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	332,543
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	769,950
		TOTAL	14,937,457
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,013,267
		Missouri—0.7%
1,000,000		Kansas City, MO IDA, Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B, 5.000%, 3/1/2035	1,272,730
2,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	2,281,300
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	1,153,780
		TOTAL	4,707,810
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	985,203
1,250,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,365,213
		TOTAL	2,350,416
		Nebraska—1.5%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2037	2,748,075
4,700,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	6,957,927
		TOTAL	9,706,002
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—1.1%
$905,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	$994,070
1,000,000	[2]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	1,080,590
995,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	1,109,813
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,736,310
1,000,000		Las Vegas, NV Special Improvement District No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2044	1,073,450
700,000		North Las Vegas, NV Special Improvement District No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	767,081
		TOTAL	6,761,314
		New Hampshire—0.3%
1,500,000	[2]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	1,674,180
		New Jersey—4.3%
1,000,000		Essex County, NJ Improvement Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.250%, 7/1/2045	1,012,950
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	221,249
3,075,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,578,131
580,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2042	690,548
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Revenue Refunding Bonds (Series 2013NN), 5.000%, 3/1/2030	3,310,050
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,571,402
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,070,190
1,500,000		New Jersey EDA (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2003), 5.500%, 6/1/2033	1,687,365
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,750,625
1,125,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	1,304,325
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,280,000		New Jersey EDA Motor Vehicle Surcharge Revenue, Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	$1,555,789
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), (United States Treasury PRF 6/15/2021@100), 6.000%, 6/15/2035	1,279,656
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2036	1,246,090
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	591,840
4,610,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,426,108
		TOTAL	27,296,318
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Refunding Revenue Bonds (Series 2012A), (Original Issue Yield: 5.700%), 5.500%, 7/1/2042	1,081,110
2,000,000	[2]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	2,064,200
		TOTAL	3,145,310
		New York—5.2%
1,000,000	[2]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1,168,780
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 1/1/2045	2,092,200
1,550,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	1,732,946
20,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	20,955
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2014D-1), 5.000%, 11/15/2039	2,320,940
5,000,000	[2,6]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Trust Receipts/Certificates (Series 2019-FG0227) MUNINVs, (Assured Guaranty Municipal Corp. INS), 7.551%, 11/15/2046	6,619,400
1,500,000		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.700%, 1/1/2049	1,504,965
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$599,544		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.000%, 1/1/2049	$89,932
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	1,066,090
2,000,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,251,540
1,000,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,147,740
1,500,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2039	1,808,235
2,900,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	3,036,271
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2034	1,237,040
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), (Original Issue Yield: 5.400%), (United States Treasury PRF 6/15/2022@100), 5.250%, 6/15/2029	1,226,904
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), (United States Treasury PRF 6/15/2022@100), 5.500%, 6/15/2030	1,304,780
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	1,079,030
2,500,000		Port Authority of New York and New Jersey (JFK International Air Terminal LLC), Special Project Bonds (Series 8), (Original Issue Yield: 6.150%), 6.000%, 12/1/2042	2,594,725
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,158,940
		TOTAL	33,461,413
		North Carolina—0.9%
2,250,000		North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2054	2,560,297
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2037	1,136,870
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,127,380
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$1,000,000		North Carolina Medical Care Commission (Whitestone Project), Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), (Original Issue Yield: 8.000%), (United States Treasury PRF 3/1/2021@100), 7.750%, 3/1/2041	$1,066,730
		TOTAL	5,891,277
		Ohio—4.7%
1,000,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2039	1,136,540
8,610,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	9,721,034
20,000,000	[4]	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Senior Capital Appreciation Refunding Bonds (Series 2020B-3 Class 2), (Original Issue Yield: 5.625%), 6/1/2057	2,810,000
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,199,160
1,500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2011A), (Original Issue Yield: 6.750%), (United States Treasury PRF 1/1/2021@100), 6.625%, 1/1/2046	1,571,280
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,171,360
4,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2044	4,783,600
1,800,000	[2]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	2,083,014
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,139,700
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,320,345
1,000,000		Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 6/30/2053	1,138,980
750,000		Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), (Original Issue Yield: 6.020%), 6.000%, 12/1/2042	816,053
		TOTAL	29,891,066
		Oklahoma—1.6%
1,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,236,290
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Oklahoma—continued
$2,000,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), (Original Issue Yield: 7.500%), (United States Treasury PRF 5/1/2020@100), 7.250%, 11/1/2045	$2,020,220
1,750,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	2,012,255
3,000,000	Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Refunding Revenue Bonds (Series 2000B), 5.500%, 6/1/2035	3,330,900
1,500,000	Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Refunding Revenue Bonds (Series 2015) TOBs, 5.000%, Mandatory Tender 6/1/2025	1,721,115
	TOTAL	10,320,780
	Oregon—0.5%
440,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	499,655
635,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	716,102
400,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	449,424
500,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	560,745
250,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	282,470
550,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2051	614,383
	TOTAL	3,122,779
	Pennsylvania—3.5%
3,715,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	3,963,794
2,000,000	Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,315,060
500,000	Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	581,610
1,200,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,388,880
800,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	923,360
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	$1,089,230
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,484,937
2,000,000		Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,161,620
1,000,000		Philadelphia, PA Authority for Industrial Development (Global Leadership Academy Charter School), Revenue Bonds (Series 2010), 6.375%, 11/15/2040	1,021,180
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,391,655
810,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	811,328
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,810,754
500,000		Philadelphia, PA School District, GO Bonds (Series 2019A), (Pennsylvania School District Intercept Program GTD), 4.000%, 9/1/2039	578,665
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,219,360
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.270%), 5.250%, 12/1/2036	1,613,535
		TOTAL	22,354,968
		Puerto Rico—3.0%
4,000,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX-RSA-1), 5.250%, 7/1/2040	3,195,000
995,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A-RSA-1), 5.050%, 7/1/2042	792,269
310,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2033	253,813
195,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2040	159,656
2,500,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2043	2,046,875
8,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	9,154,960
3,338,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.550%, 7/1/2040	3,755,817
		TOTAL	19,358,390
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Rhode Island—0.8%
$1,375,000	Rhode Island State Health and Educational Building Corp. (Care New England), Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.000%, 9/1/2036	$1,596,843
500,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	587,375
2,730,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,987,466
	TOTAL	5,171,684
	South Carolina—0.5%
1,000,000	Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), 4.375%, 11/1/2049	1,044,030
1,000,000	South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2047	1,118,780
1,000,000	South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	1,116,250
	TOTAL	3,279,060
	South Dakota—0.3%
1,000,000	Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	1,084,060
1,000,000	Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	1,087,090
	TOTAL	2,171,150
	Tennessee—1.6%
1,200,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	1,256,400
3,500,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.000%, 7/1/2036	4,321,170
1,000,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.000%, 7/1/2037	1,228,920
500,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2049	585,380
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	3,094,428
	TOTAL	10,486,298
	Texas—8.8%
1,100,000	Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,258,972
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	572,940
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$250,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	$300,170
250,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	294,900
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	1,097,570
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2046	1,183,470
2,000,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2043	2,299,320
750,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2011), (Original Issue Yield: 6.000%), (United States Treasury PRF 8/15/2021@100), 5.750%, 8/15/2041	803,640
500,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	538,275
1,000,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Revenue Bonds (Series 2014), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2039	1,147,920
2,000,000	Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	2,216,040
1,500,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	1,674,540
515,000	Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	591,750
3,000,000	Grand Parkway Transportation Corp., TX, First Tier Toll Revenue Refunding Bonds (Series 2020C), 4.000%, 10/1/2049	3,552,990
1,110,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	1,279,619
1,500,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,596,075
2,000,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2015B-1), 5.000%, 7/15/2035	2,297,640
500,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 4.900%), 4.750%, 7/1/2024	544,940
1,000,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 5.150%), 5.000%, 7/1/2029	1,130,520
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.000%, 7/1/2032	$1,086,980
535,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	573,392
1,500,000		Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.000%, 10/15/2044	1,749,600
2,000,000		La Vernia, TX Higher Education Finance Corporation (Meridian World School), Education Revenue Bonds (Series 2015A), 5.500%, 8/15/2045	2,246,680
1,500,000	[2]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	1,628,790
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2047	2,192,480
700,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	780,290
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), (Original Issue Yield: 5.530%), 5.500%, 11/15/2052	1,081,850
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2026	1,735,725
600,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	722,766
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 8.000%, 11/15/2049	2,403,100
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2042	3,063,725
1,000,000		San Juan Higher Education Finance Authority, TX (Idea Public Schools), Education Revenue Bonds (Series 2010A), (United States Treasury PRF 8/15/2020@100), 6.700%, 8/15/2040	1,025,980
1,500,000	[1,3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,050,000
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	3,194,177
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2055	2,318,380
2,680,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2015-C), 5.000%, 8/15/2042	3,092,077
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$545,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	$668,639
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2018), 4.000%, 8/1/2036	1,771,545
		TOTAL	56,767,467
		Utah—0.5%
1,000,000		Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,230,940
2,000,000	[2]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.375%, 6/15/2048	2,147,300
		TOTAL	3,378,240
		Vermont—0.2%
1,000,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	1,158,600
		Virginia—1.7%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	2,134,962
1,500,000	[2]	Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), 5.600%, 3/1/2045	1,597,890
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), (Original Issue Yield: 6.930%), 6.875%, 3/1/2036	1,440,458
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor's Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	1,104,440
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	4,345,710
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	402,064
		TOTAL	11,025,524
		Washington—2.2%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,099,960
5,000,000	[2,6]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.581%, 1/1/2047	6,515,050
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,207,630
1,000,000	[2]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	1,147,240
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,000,000	[2]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	$1,149,840
2,500,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	2,875,475
		TOTAL	13,995,195
		Wisconsin—1.9%
3,000,000	[2]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	3,663,390
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	822,435
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2052	1,091,270
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	1,060,910
3,000,000	[2]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	3,398,880
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	905,440
1,000,000		Wisconsin State HEFA (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2054	1,109,660
		TOTAL	12,051,985
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $574,412,297)	632,905,060
	[5]	SHORT-TERM MUNICIPALS—2.1%
		Alabama—0.2%
400,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 1.320%, 3/2/2020	400,000
200,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 1.320%, 3/2/2020	200,000
750,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.320%, 3/2/2020	750,000
200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.320%, 3/2/2020	200,000
		TOTAL	1,550,000
		Michigan—0.1%
500,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.370%, 3/2/2020	500,000
		Ohio—0.2%
1,000,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.190%, 3/2/2020	1,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[5]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—0.1%
$100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.190%, 3/2/2020	$100,000
200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.190%, 3/2/2020	200,000
		TOTAL	300,000
		Texas—0.0%
150,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.220%, 3/2/2020	150,000
		Utah—1.5%
9,800,000		Weber County, UT (IHC Health Services, Inc.), (Series 2000C) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.210%, 3/2/2020	9,800,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $13,300,000)	13,300,000
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $587,712,297)[6]	646,205,060
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[7]	(4,474,303)
		TOTAL NET ASSETS—100%	$641,730,757
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.9% of the Fund's portfolio as calculated based upon total market value.
1	Security in default.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2020, these restricted securities amounted to $82,164,267, which represented 12.8% of total net assets.
3	Non-income-producing security.
4	Zero coupon bond.
5	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	The cost of investments for federal tax purposes amounts to $587,311,055.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
MUNINVs	—Municipal Inverse Floater
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SID	—Special Improvement District
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.30	$8.88	$8.98	$9.28	$8.86	$8.85
Income From Investment Operations:
Net investment income	0.16[1]	0.33[1]	0.34[1]	0.35	0.37	0.39
Net realized and unrealized gain (loss)	0.20	0.43	(0.10)	(0.30)	0.42	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.76	0.24	0.05	0.79	0.40
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.34)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$9.50	$9.30	$8.88	$8.98	$9.28	$8.86
Total Return[2]	3.95%	8.76%	2.71%	0.67%	9.17%	4.63%
Ratios to Average Net Assets:
Net expenses	0.89%[3,4]	0.89%[4]	0.90%[4]	0.89%	0.89%	0.89%
Net investment income	3.51%[3]	3.77%	3.81%	3.96%	4.12%	4.42%
Expense waiver/reimbursement[5]	0.15%[3]	0.16%	0.15%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$224,155	$218,050	$222,108	$221,586	$270,092	$230,664
Portfolio turnover	6%	11%	24%	24%	10%	12%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.89% for the six months ended February 29, 2020 and 0.89% and 0.90% for the years ended August 31, 2019 and 2018, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.29	$8.87	$8.97	$9.27	$8.85	$8.84
Income From Investment Operations:
Net investment income	0.13[1]	0.27[1]	0.27[1]	0.32	0.31	0.35
Net realized and unrealized gain (loss)	0.20	0.42	(0.11)	(0.34)	0.42	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.69	0.16	(0.02)	0.73	0.34
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.26)	(0.28)	(0.31)	(0.33)
Net Asset Value, End of Period	$9.49	$9.29	$8.87	$8.97	$9.27	$8.85
Total Return[2]	3.57%	7.96%	1.92%	(0.09)%	8.35%	3.85%
Ratios to Average Net Assets:
Net expenses	1.64%[3,4]	1.64%[4]	1.65%[4]	1.64%	1.64%	1.64%
Net investment income	2.76%[3]	3.02%	3.05%	3.21%	3.38%	3.66%
Expense waiver/reimbursement[5]	0.15%[3]	0.16%	0.15%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,220	$4,622	$6,504	$9,446	$12,241	$11,528
Portfolio turnover	6%	11%	24%	24%	10%	12%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.64% for the six months ended February 29, 2020 and 1.64% and 1.65% for the years ended August 31, 2019 and 2018, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.29	$8.87	$8.97	$9.28	$8.85	$8.85
Income From Investment Operations:
Net investment income	0.13[1]	0.27[1]	0.27[1]	0.29	0.31	0.33
Net realized and unrealized gain (loss)	0.20	0.42	(0.10)	(0.32)	0.43	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.69	0.17	(0.03)	0.74	0.33
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.27)	(0.28)	(0.31)	(0.33)
Net Asset Value, End of Period	$9.49	$9.29	$8.87	$8.97	$9.28	$8.85
Total Return[3]	3.56%	7.97%	1.94%	(0.20)%	8.47%	3.73%
Ratios to Average Net Assets:
Net expenses	1.64%[4,5]	1.64%[5]	1.65%[5]	1.64%	1.64%	1.64%
Net investment income	2.76%[4]	3.01%	3.06%	3.21%	3.37%	3.67%
Expense waiver/reimbursement[6]	0.15%[4]	0.16%	0.15%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,826	$48,130	$50,262	$68,461	$77,213	$61,093
Portfolio turnover	6%	11%	24%	24%	10%	12%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.64% for the six months ended February 29, 2020 and 1.64% and 1.65% for the years ended August 31, 2019 and 2018, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.30	$8.88	$8.98	$9.28	$8.86	$8.85
Income From Investment Operations:
Net investment income	0.16[1]	0.33[1]	0.34[1]	0.35	0.37	0.39
Net realized and unrealized gain (loss)	0.20	0.42	(0.10)	(0.30)	0.42	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.75	0.24	0.05	0.79	0.40
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$9.50	$9.30	$8.88	$8.98	$9.28	$8.86
Total Return[2]	3.95%	8.76%	2.71%	0.66%	9.17%	4.63%
Ratios to Average Net Assets:
Net expenses	0.89%[3,4]	0.89%[4]	0.90%[4]	0.89%	0.89%	0.89%
Net investment income	3.50%[3]	3.76%	3.81%	3.96%	4.12%	4.41%
Expense waiver/reimbursement[5]	0.15%[3]	0.16%	0.15%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$202,244	$195,691	$194,464	$207,266	$213,796	$189,216
Portfolio turnover	6%	11%	24%	24%	10%	12%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.89% for the six months ended February 29, 2020 and 0.89% and 0.90% for the years ended August 31, 2019 and 2018, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.29	$8.87	$8.97	$9.27	$8.85	$8.84
Income From Investment Operations:
Net investment income	0.17[1]	0.36[1]	0.36[1]	0.37	0.40	0.42
Net realized and unrealized gain (loss)	0.19	0.42	(0.10)	(0.30)	0.42	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.78	0.26	0.07	0.82	0.43
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.36)	(0.37)	(0.40)	(0.42)
Net Asset Value, End of Period	$9.48	$9.29	$8.87	$8.97	$9.27	$8.85
Total Return[2]	3.98%	9.04%	2.97%	0.92%	9.45%	4.90%
Ratios to Average Net Assets:
Net expenses	0.64%[3,4]	0.64%[4]	0.65%[4]	0.64%	0.64%	0.64%
Net investment income	3.75%[3]	4.01%	4.06%	4.21%	4.35%	4.67%
Expense waiver/reimbursement[5]	0.15%[3]	0.16%	0.15%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,286	$155,444	$155,902	$137,235	$106,699	$63,857
Portfolio turnover	6%	11%	24%	24%	10%	12%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.64% for the six months ended February 29, 2020 and 0.64% and 0.65% for the years ended August 31, 2019 and 2018, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $587,712,297)		$646,205,060
Cash		44,086
Income receivable		7,614,306
Receivable for shares sold		610,976
Receivable for investments sold		6,150
TOTAL ASSETS		654,480,578
Liabilities:
Payable for investments purchased	$11,955,923
Payable for shares redeemed	465,101
Payable for other service fees (Notes 2 and 5)	91,028
Payable for distribution services fee (Note 5)	30,092
Payable for investment adviser fee (Note 5)	16,072
Payable for administrative fee (Note 5)	13,282
Accrued expenses (Note 5)	178,323
TOTAL LIABILITIES		12,749,821
Net assets for 67,594,212 shares outstanding		$641,730,757
Net Assets Consists of:
Paid-in capital		$615,846,574
Total distributable earnings (loss)		25,884,183
TOTAL NET ASSETS		$641,730,757
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($224,154,878 ÷ 23,598,859 shares outstanding), no par value, unlimited shares authorized	$9.50
Offering price per share (100/95.50 of $9.50)	$9.95
Redemption proceeds per share	$9.50
Class B Shares:
Net asset value per share ($4,219,800 ÷ 444,799 shares outstanding), no par value, unlimited shares authorized	$9.49
Offering price per share	$9.49
Redemption proceeds per share (94.50/100 of $9.49)	$8.97
Class C Shares:
Net asset value per share ($46,825,954 ÷ 4,934,437 shares outstanding), no par value, unlimited shares authorized	$9.49
Offering price per share	$9.49
Redemption proceeds per share (99.00/100 of $9.49)	$9.40
Class F Shares:
Net asset value per share ($202,243,733 ÷ 21,294,192 shares outstanding), no par value, unlimited shares authorized	$9.50
Offering price per share (100/99.00 of $9.50)	$9.60
Redemption proceeds per share (99.00/100 of $9.50)	$9.40
Institutional Shares:
Net asset value per share ($164,286,392 ÷ 17,321,925 shares outstanding), no par value, unlimited shares authorized	$9.48
Offering price per share	$9.48
Redemption proceeds per share	$9.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 29, 2020 (unaudited)
Investment Income:
Interest			$13,591,918
Expenses:
Investment adviser fee (Note 5)		$1,853,674
Administrative fee (Note 5)		246,570
Custodian fees		11,867
Transfer agent fees		160,208
Directors'/Trustees' fees (Note 5)		2,607
Auditing fees		16,626
Legal fees		4,540
Distribution services fee (Note 5)		191,640
Other service fees (Notes 2 and 5)		577,054
Portfolio accounting fees		75,525
Share registration costs		37,818
Printing and postage		20,358
Miscellaneous (Note 5)		15,877
TOTAL EXPENSES		3,214,364
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(453,279)
Reduction of custodian fees (Note 6)	(287)
TOTAL WAIVER AND REDUCTION		(453,566)
Net expenses			2,760,798
Net investment income			10,831,120
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,998,154
Net change in unrealized appreciation of investments			11,354,159
Net realized and unrealized gain (loss) on investments			13,352,313
Change in net assets resulting from operations			$24,183,433
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2020	Year Ended 8/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,831,120	$22,432,320
Net realized gain	1,998,154	565,669
Net change in unrealized appreciation/depreciation	11,354,159	26,696,442
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,183,433	49,694,431
Distributions to Shareholders:
Class A Shares	(3,798,997)	(7,920,068)
Class B Shares	(59,180)	(160,766)
Class C Shares	(645,740)	(1,414,248)
Class F Shares	(3,412,072)	(7,121,493)
Institutional Shares	(2,927,107)	(5,886,961)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,843,096)	(22,503,536)
Share Transactions:
Proceeds from sale of shares	43,782,631	99,194,910
Net asset value of shares issued to shareholders in payment of distributions declared	9,995,322	20,629,956
Cost of shares redeemed	(47,324,831)	(154,318,080)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,453,122	(34,493,214)
Change in net assets	19,793,459	(7,302,319)
Net Assets:
Beginning of period	621,937,298	629,239,617
End of period	$641,730,757	$621,937,298
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 29, 2020 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of the Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Municipal Securities Income Trust and Federated Hermes Municipal High Yield Advantage Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $453,566 is disclosed in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$ 270,131
Class B Shares	5,348
Class C Shares	58,533
Class F Shares	243,042
TOTAL	$577,054
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at February 29, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$663,559	$736,749
Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$517,038	$566,730
Arizona State Industrial Development Authority Education Revenue (Doral Academy of Nevada FMMR), Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,046,796	$1,124,240
Arizona State Industrial Development Authority Education Revenue (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,806,352	$2,068,098
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$1,000,000	$1,168,780
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$852,585
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$580,941	$649,518
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$548,132	$596,350
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2047	12/13/2017	$1,034,372	$1,132,790
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$515,624	$553,670
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$1,174,816	$1,292,544
California Statewide Communities Development Authority (Loma Linda University Medical Center ), Revenue Bonds (Series 2016A), 5.250%, 12/1/2056	4/28/2016	$2,316,304	$2,597,940
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,958,794	$2,820,000
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2046	8/11/2016	$1,026,147	$1,087,980
Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	7/15/2016	$1,423,951	$1,502,644
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,085,451	$1,239,390
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$920,938	$994,070
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	4/6/2018	$1,002,437	$1,080,590
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Market Value
Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), 5.600%, 3/1/2045	10/22/2015	$1,500,000	$1,597,890
Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds, (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	3/28/2019	$986,993	$1,032,960
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,975,703	$2,281,300
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,279,860
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,039,532	$1,108,360
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,061,195	$1,105,420
Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Trust Receipts/Certificates (Series 2019-FG0227) MUNINVs, (Assured Guaranty Municipal Corp. INS), 7.551%, 11/15/2046	2/12/2019	$5,209,350	$6,619,400
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.300%), 5.250%, 7/1/2048	11/15/2018	$2,977,972	$3,356,130
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,933,828	$3,136,890
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,487,867	$1,628,790
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	11/25/2015	$1,818,223	$2,121,352
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/8/2017	$1,448,855	$1,674,180
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Market Value
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,000,000	$2,251,540
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,147,740
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,898,843	$2,083,014
Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	11/16/2018	$988,317	$1,143,940
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$3,067,160	$3,663,390
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	6/28/2018	$3,139,345	$3,398,880
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.581%, 1/1/2047	2/1/2019	$5,258,256	$6,515,050
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$790,000	$942,597
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.375%, 6/15/2048	8/31/2017	$1,972,677	$2,147,300
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,158,600
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$437,198	$468,261
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	7/22/2015	$993,679	$1,147,240
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	7/22/2015	$1,006,549	$1,149,840
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Security	Acquisition Date	Acquisition Cost	Market Value
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	1/31/2014	$2,500,000	$2,875,475
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	6/30/2015	$1,971,076	$2,064,200
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,269,762	$11,743,221	3,017,315	$26,898,967
Shares issued to shareholders in payment of distributions declared	381,433	3,522,546	828,026	7,333,015
Shares redeemed	(1,493,945)	(13,809,730)	(5,415,672)	(47,837,022)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	157,250	$1,456,037	(1,570,331)	$(13,605,040)

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	214	$1,978	25,980	$226,634
Shares issued to shareholders in payment of distributions declared	5,900	54,423	16,784	148,337
Shares redeemed	(58,770)	(542,715)	(278,610)	(2,458,398)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(52,656)	$(486,314)	(235,846)	$(2,083,427)
Semi-Annual Shareholder Report

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	275,502	$2,545,434	880,999	$7,871,908
Shares issued to shareholders in payment of distributions declared	60,619	559,508	137,593	1,217,771
Shares redeemed	(580,877)	(5,383,130)	(1,503,908)	(13,302,165)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(244,756)	$(2,278,188)	(485,316)	$(4,212,486)

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,003,200	$9,277,746	1,222,280	$10,920,243
Shares issued to shareholders in payment of distributions declared	344,185	3,178,054	745,057	6,598,244
Shares redeemed	(1,093,022)	(10,116,775)	(2,828,276)	(25,028,829)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	254,363	$2,339,025	(860,939)	$(7,510,342)

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,188,867	$20,214,252	6,018,397	$53,277,158
Shares issued to shareholders in payment of distributions declared	290,758	2,680,791	602,919	5,332,589
Shares redeemed	(1,893,201)	(17,472,481)	(7,466,813)	(65,691,666)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	586,424	$5,422,562	(845,497)	$(7,081,919)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	700,625	$6,453,122	(3,997,929)	$(34,493,214)
4. FEDERAL TAX INFORMATION
At February 29, 2020, the cost of investments for federal tax purposes was $587,311,055. The net unrealized appreciation of investments for federal tax purposes was $58,894,005. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,215,910 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,321,905.
At August 31, 2019, the Fund had a capital loss carryforward of $35,404,992 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term, and do not expire.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$8,157,899	$27,247,093	$35,404,992
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the Adviser voluntarily waived $453,279 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$16,042
Class C Shares	175,598
TOTAL	$191,640
For the six months ended February 29, 2020, FSC retained $33,662 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2020, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, each may begin to incur this fee upon approval by the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2020, FSC retained $12,723 in sales charges from the sale of Class A Shares. FSC also retained $155, $1,288, $1,433 and $11,370 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended February 29, 2020, FSSC received $815 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended February 29, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $30,450,000 and $43,600,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 29, 2020, the Fund's expenses were reduced by $287 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2020, were as follows:
Purchases	$53,315,858
Sales	$38,369,495
8. CONCENTRATION OF RISK
The Fund has 51.0% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 29, 2020, the Fund had no outstanding loans. During the six months ended February 29, 2020, the Fund did not utilize the LOC.
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10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2020, there were no outstanding loans. During the six months ended February 29, 2020, the program was not utilized.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,039.50	$4.51
Class B Shares	$1,000	$1,035.70	$8.30
Class C Shares	$1,000	$1,035.60	$8.30
Class F Shares	$1,000	$1,039.50	$4.51
Institutional Shares	$1,000	$1,039.80	$3.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.47
Class B Shares	$1,000	$1,016.71	$8.22
Class C Shares	$1,000	$1,016.71	$8.22
Class F Shares	$1,000	$1,020.44	$4.47
Institutional Shares	$1,000	$1,021.68	$3.22
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Institutional Shares	0.64%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal High Yield Advantage Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors
Semi-Annual Shareholder Report

and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal High Yield Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923856
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2020